Earnings Per Share (CenterPoint Energy) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income									$ 791	$ 368	$ 1,792
Continuing Operations Numerator:
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 137	$ 251	$ 151	$ 143	$ 139	$ 163	$ (88)	$ 182	682	396	1,708
Preferred stock dividend requirement									117	35	0
Income available to common shareholders from continuing operations - basic	128	241	165	140	90	153	(75)	165	674	333	1,792
Income from discontinued operations (net of tax expense (benefit) of $(31), $2, and $113, respectively)	$ 20	$ 19	$ 44	$ 26	$ (19)	$ (5)	$ 13	$ (17)	$ 109	$ (28)	$ 84
Denominator:
Weighted average common shares outstanding - basic									502,050,000	448,829,000	430,964,000
Plus: Incremental shares from assumed conversions:
Weighted average common shares outstanding - diluted									505,157,000	452,465,000	434,308,000
Earnings Per Share, Basic [Abstract]
Basic earnings per common share from continuing operations	$ 0.21	$ 0.44	$ 0.24	$ 0.23	$ 0.22	$ 0.36	$ (0.20)	$ 0.42	$ 1.12	$ 0.80	$ 3.96
Basic earnings (loss) per common share from discontinued operations									0.22	(0.06)	0.20
Basic Earnings Per Common Share	0.25	0.48	0.33	0.28	0.18	0.35	(0.17)	0.38	1.34	0.74	4.16
Earnings Per Share, Diluted [Abstract]
Diluted earnings per common share from continuing operations	0.21	0.44	0.24	0.23	0.22	0.36	(0.20)	0.42	1.12	0.80	3.94
Diluted earnings (loss) per common share from discontinued operations									0.21	(0.06)	0.19
Diluted Earnings Per Common Share	$ 0.25	$ 0.47	$ 0.33	$ 0.28	$ 0.18	$ 0.35	$ (0.17)	$ 0.38	$ 1.33	$ 0.74	$ 4.13
Reduction in income taxes due to tax reform											$ 1,113
Preferred Stock Dividends, Income Statement Impact									$ 117	$ 35	$ 0
Restricted Stock [Member]
Plus: Incremental shares from assumed conversions:
Restricted stock (3)									3,107,000	3,636,000	3,344,000
Series B Preferred Stock [Member]
Continuing Operations Numerator:
Preferred stock dividend requirement									$ 0	$ 0	$ 0
Plus: Incremental shares from assumed conversions:
Series B Preferred Stock (2)									0	0	0
Earnings Per Share, Diluted [Abstract]
Preferred Stock Dividends, Income Statement Impact									$ 68	$ 17	$ 0
Amount of antidilutive securities excluded from computation of earnings per share									34,354,000	8,885,000
Vectren [Member]
Net income									$ 190
Continuing Operations [Member]
Continuing Operations Numerator:
Income available to common shareholders from continuing operations - basic									565	$ 361	1,708
Income available to common shareholders from continuing operations - diluted (1)									565	361	1,708
Earnings Per Share, Diluted [Abstract]
Reduction in income taxes due to tax reform									$ 0	$ 0	$ 1,113